SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Intangible Assets

Intangible Asset	Amortization Method	Amortization Period (Years)
Customer relationships	Accelerated Method	3 – 13
Trademarks and trade names	Straight-line	2 – 10
Non-compete agreements	Straight-line	2 – 3

Schedule of Estimated Useful Lives for Property and Equipment

Asset Category	Depreciation/ Amortization Period (Years)
Furniture and fixtures	5 - 7
Computers, office equipment and software	3 - 5
Leasehold improvements	5 - 8, not to exceed the lease terms